Debt - Narrative (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Feb. 28, 2017 USD ($)	Jun. 30, 2021 USD ($)	Feb. 17, 2017 $ / shares	Feb. 13, 2017 $ / shares
Golar Bear Facility | Variable Interest Entity, Primary Beneficiary | Long-term Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 110,000,000.0
Proceeds from lines of credit	$ 100,000,000.0		$ 10,000,000.0
Debt instrument, term	7 years
Debt instrument, interest rate (in percentage)	4.64%
2017 convertible bonds | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 402,500,000	$ 402,500,000
Debt instrument, interest rate (in percentage)		2.75%
Share Price | $ / shares					$ 27.92
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 37.69
Debt instrument, conversion premium				35.00%
Debt Instrument, Convertible, Conversion Ratio		0.0265308